Annual Fund Operating Expenses - Invesco India ETF - Invesco India ETF	Feb. 20, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%